Related party transactions (Details) - USD ($)	1 Months Ended
	Oct. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Related party transactions (Details) [Line Items]
Consultant fee	$ 10,000
Related Party [Member]
Related party transactions (Details) [Line Items]
Loans to related party		$ 745,000	$ 500,000